Loans Receivable, Net - Schedule of Loans Receivable, Net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Loans Receivable, Net [Line Items]
Loans receivable, current portion	¥ 38,798,333	$ 5,548,088	¥ 85,463,467
Loans receivable, non-current portion	12,034,825	1,720,957	15,372,238
Less: allowances of credit losses	(7,524,543)	(1,075,995)	(7,399,116)
Less: allowances of credit losses	(376,942,275)	(53,902,028)	(334,953,915)
Franchisees
Schedule of Loans Receivable, Net [Line Items]
Loans receivable, current portion	376,740,608	53,873,190	381,417,382
Loans receivable, non-current portion	19,559,368	2,796,952	22,771,354
Third Parties
Schedule of Loans Receivable, Net [Line Items]
Loans receivable, current portion	¥ 39,000,000	$ 5,576,926	¥ 39,000,000